Short-Term Investment	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Short-Term Investment

6 SHORT-TERM INVESTMENT

As of December 31, 2013, the Company held an investment in a financial product managed by a PRC bank. The financial product had a contractual life of 10 years and is redeemable any time during the ten-year period. In 2014, the Company invested in an additional RMB90,000,000 in this financial product. Principal of RMB102,500,000 was redeemed in 2014 and the Company recognized investment income of RMB1,106,466. As of December 31, 2014, all the balance of this investment was redeemed.

In December 2014, the Company invested RMB20,000,000 in a financial product managed by a bank in PRC. The financial product matures in January 2015 and provides the Company a fixed return of RMB98,000, which was received by the Company in January 2015.